Partners' Capital And Distributions Partners' Capital And Distributions (Tables)	3 Months Ended
Mar. 31, 2015
Partners' Capital and Distributions [Abstract]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
We paid or will pay the following distributions in 2014 and 2015:

Distribution For	Date Paid		Per Unit Amount	Total Amount
2014
1st Quarter	May 15, 2014		$0.5500	$48,783
2nd Quarter	August 14, 2014		$0.5650	$50,114
3rd Quarter	November 14, 2014		$0.5800	$54,112
4th Quarter	February 13, 2015		$0.5950	$56,542
2015
1st Quarter	May 15, 2015	(1)	$0.6100	$60,774	(2)
(1) This distribution will be paid to unitholders of record as of May 1, 2015.
(2) Includes holders of units issued on April 10, 2015.